UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Limited Term Government Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of May 31, 2018

% of fund's investments
0.01 - 0.99%	4.7
1 - 1.99%	42.6
2 - 2.99%	34.4
3 - 3.99%	5.1
4 - 4.99%	4.4
5 - 5.99%	6.0
6 - 6.99%	0.8
7% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of May 31, 2018*,**,***
Mortgage Securities	5.8%
CMOs and Other Mortgage Related Securities	21.5%
U.S. Treasury Obligations	63.6%
U.S. Government Agency Obligations†	0.9%
Foreign Government & Government Agency Obligations	4.9%
Asset-Backed Securities	3.5%
Short-Term Investments and Net Other Assets (Liabilities)††	(0.2)%

 * Foreign investments - 4.9%

 ** Futures and Swaps - 12.2%

 *** Written options - (3.1)%

 † Includes NCUA Guaranteed Notes

 †† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.7%
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,141,925
U.S. Treasury Obligations - 63.6%
U.S. Treasury Notes:
0.75% 7/15/19	$5,783,000	$5,683,605
0.875% 6/15/19	10,007,000	9,862,368
1.125% 9/30/21	3,335,000	3,178,802
1.375% 2/29/20	457,000	448,913
1.375% 4/30/20	1,643,000	1,610,846
1.375% 1/31/21	4,800,000	4,658,250
1.375% 4/30/21	1,000,000	967,188
1.375% 5/31/21	6,000,000	5,794,688
1.5% 7/15/20	37,258,000	36,528,843
1.625% 6/30/20	5,334,000	5,246,072
1.625% 7/31/20	2,000,000	1,964,922
1.625% 8/31/22	840,000	805,252
1.75% 12/31/20 (a)	29,574,000	29,009,090
1.75% 6/30/22	12,897,000	12,452,154
1.875% 3/31/22	16,565,000	16,107,521
1.875% 7/31/22	7,869,000	7,628,012
1.875% 9/30/22	2,900,000	2,807,109
2% 9/30/20	14,997,000	14,832,970
2% 1/15/21	15,066,000	14,868,259
2% 12/31/21	3,205,000	3,136,894
2% 10/31/22	2,500,000	2,431,250
2.125% 12/31/22	1,992,000	1,944,846
2.25% 2/29/20	2,000,000	1,994,922
2.375% 4/15/21	12,830,000	12,770,361
2.5% 3/31/23	3,700,000	3,669,215
2.75% 4/30/23	3,200,000	3,209,000
3.625% 8/15/19	839,000	851,946
		204,463,298
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.2727% 12/7/20 (NCUA Guaranteed) (b)(c)	204,154	204,377
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.3331% 1/8/20 (NCUA Guaranteed) (b)(c)	419,627	420,484
		624,861
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $211,747,671)		207,230,084

U.S. Government Agency - Mortgage Securities - 5.8%
Fannie Mae - 1.3%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(c)	3,211	3,313
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(c)	3,780	3,896
12 month U.S. LIBOR + 1.480% 3.302% 7/1/34 (b)(c)	3,959	4,058
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(c)	18,604	19,233
12 month U.S. LIBOR + 1.551% 2.484% 2/1/44 (b)(c)	25,689	26,452
12 month U.S. LIBOR + 1.553% 2.577% 5/1/44 (b)(c)	80,131	82,227
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(c)	3,760	3,917
12 month U.S. LIBOR + 1.558% 2.443% 2/1/44 (b)(c)	32,259	33,310
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(c)	5,160	5,357
12 month U.S. LIBOR + 1.570% 2.532% 5/1/44 (b)(c)	44,220	45,376
12 month U.S. LIBOR + 1.574% 2.636% 4/1/44 (b)(c)	111,336	114,661
12 month U.S. LIBOR + 1.580% 2.466% 4/1/44 (b)(c)	46,334	47,692
12 month U.S. LIBOR + 1.580% 2.52% 1/1/44 (b)(c)	50,446	52,078
12 month U.S. LIBOR + 1.617% 3.506% 3/1/33 (b)(c)	11,777	12,214
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(c)	6,326	6,584
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(c)	10,592	10,899
12 month U.S. LIBOR + 1.728% 3.531% 11/1/36 (b)(c)	24,642	25,956
12 month U.S. LIBOR + 1.745% 3.573% 7/1/35 (b)(c)	4,458	4,627
12 month U.S. LIBOR + 1.760% 3.593% 2/1/37 (b)(c)	40,678	41,904
12 month U.S. LIBOR + 1.800% 2.737% 1/1/42 (b)(c)	91,803	95,477
12 month U.S. LIBOR + 1.818% 2.682% 2/1/42 (b)(c)	120,663	125,314
12 month U.S. LIBOR + 1.851% 3.588% 5/1/36 (b)(c)	1,822	1,910
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (b)(c)	31,413	33,214
12 month U.S. LIBOR + 2.176% 3.851% 8/1/35 (b)(c)	29,010	30,089
6 month U.S. LIBOR + 1.510% 3.195% 2/1/33 (b)(c)	2,721	2,792
6 month U.S. LIBOR + 1.535% 3.256% 3/1/35 (b)(c)	3,291	3,384
6 month U.S. LIBOR + 1.535% 3.257% 12/1/34 (b)(c)	6,104	6,275
6 month U.S. LIBOR + 1.545% 3.089% 4/1/33 (b)(c)	43,406	44,597
6 month U.S. LIBOR + 1.556% 3.373% 10/1/33 (b)(c)	4,367	4,490
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (b)(c)	2,821	2,906
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (b)(c)	2,091	2,186
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.386% 7/1/36 (b)(c)	22,852	23,884
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(c)	2,183	2,262
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (b)(c)	5,765	6,085
U.S. TREASURY 1 YEAR INDEX + 2.303% 3.428% 12/1/32 (b)(c)	49,605	52,309
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.748% 12/1/32 (b)(c)	251,705	265,708
3.5% 7/1/32	1,101,000	1,115,058
4.5% 11/1/25 to 6/1/41	777,607	814,254
5.5% 10/1/20 to 8/1/25	181,491	188,141
6% 1/1/34 to 6/1/36	357,164	397,341
6.5% 2/1/22 to 8/1/36	375,132	419,436
		4,180,866
Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(c)	3,344	3,430
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (b)(c)	9,640	9,967
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(c)	6,866	7,045
12 month U.S. LIBOR + 1.754% 3.066% 9/1/41 (b)(c)	131,191	136,571
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(c)	7,033	7,351
12 month U.S. LIBOR + 1.874% 3.654% 10/1/42 (b)(c)	72,446	75,550
12 month U.S. LIBOR + 1.880% 3.056% 10/1/41 (b)(c)	156,936	163,971
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(c)	11,477	12,133
12 month U.S. LIBOR + 2.197% 3.899% 3/1/33 (b)(c)	336	352
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (b)(c)	7,201	7,361
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (b)(c)	7,993	8,252
6 month U.S. LIBOR + 1.665% 3.385% 7/1/35 (b)(c)	120,659	123,092
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (b)(c)	5,687	5,879
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(c)	10,322	10,688
6 month U.S. LIBOR + 1.746% 3.33% 5/1/37 (b)(c)	2,739	2,807
6 month U.S. LIBOR + 1.932% 3.552% 10/1/36 (b)(c)	33,670	34,928
6 month U.S. LIBOR + 1.976% 3.648% 10/1/35 (b)(c)	23,854	24,820
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(c)	29,459	30,804
6 month U.S. LIBOR + 2.010% 3.679% 5/1/37 (b)(c)	57,787	60,416
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(c)	11,902	12,466
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (b)(c)	5,098	5,407
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.131% 6/1/33 (b)(c)	32,538	33,973
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.057% 4/1/34 (b)(c)	101,766	107,051
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (b)(c)	675	715
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(c)	22,664	24,038
3.5% 7/1/32	388,000	392,954
5% 9/1/35	1,073	1,148
6% 1/1/24	67,884	71,455
6.5% 12/1/21	19,984	20,862
9.5% 3/1/21 to 12/1/22	904	958
10.5% 9/1/20	3	3
		1,396,447
Ginnie Mae - 4.0%
6% 6/15/36	319,090	358,275
8% 12/15/23	23,131	25,189
4.312% 8/20/61 (b)(d)	105,874	106,329
4.5% 3/20/47 to 4/20/47	6,130,928	6,381,728
4.5% 6/1/48 (e)	2,550,000	2,652,199
4.5% 6/1/48 (e)	2,000,000	2,080,156
4.636% 2/20/62 (b)(d)	139,268	141,146
4.68% 2/20/62 (b)(d)	175,740	177,492
4.716% 1/20/62 (b)(d)	940,140	949,890
5.47% 8/20/59 (b)(d)	1,312	1,351
		12,873,755
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $18,442,876)		18,451,068

Asset-Backed Securities - 3.5%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.23% 5/25/29 (b)(c)	$298,388	$301,174
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.1036% 2/25/32 (b)(c)	440,972	440,468
Navient Student Loan Trust Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 2.3597% 7/26/66 (b)(c)(f)	962,352	962,857
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5888% 7/28/21 (b)(c)	1,091,376	1,091,677
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5945% 12/15/27 (b)(c)(f)	942,118	945,704
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8295% 1/26/26 (b)(c)	4,826,977	4,838,830
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.4171% 3/25/26 (b)(c)	2,564,162	2,571,337
TOTAL ASSET-BACKED SECURITIES
(Cost $11,153,324)		11,152,047

Collateralized Mortgage Obligations - 13.4%
U.S. Government Agency - 13.4%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.36% 4/25/24 (b)(c)	131,863	130,974
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.9397% 8/25/31 (b)(c)	36,824	37,668
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.535% 11/18/31 (b)(c)	34,324	34,706
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.9597% 4/25/32 (b)(c)	7,910	8,093
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.4097% 11/25/32 (b)(c)	291,916	293,560
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.9597% 11/25/32 (b)(c)	16,204	16,578
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.8897% 6/25/36 (b)(c)	444,170	452,407
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	82,880	84,778
Series 2005-64 Class PX, 5.5% 6/25/35	114,625	120,696
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	57,935	60,162
Series 2004-52 Class KZ, 5.5% 7/25/34	722,792	784,100
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	237,358	23,158
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.8797% 3/25/36 (b)(c)	275,670	282,652
Series 2011-67 Class AI, 4% 7/25/26 (g)	64,614	5,708
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 2.9187% 3/15/32 (b)(c)	38,369	39,225
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.3187% 11/15/32 (b)(c)	51,424	51,733
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.5187% 2/15/32 (b)(c)	19,866	20,124
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.4187% 6/15/18 (b)(c)	8	8
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.8187% 2/15/33 (b)(c)	123,361	125,901
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.3187% 3/15/34 (b)(c)	132,180	132,912
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	46,630	49,448
Series 3840 Class VA, 4.5% 9/15/27	243,118	245,860
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	166,408	179,155
Series 2004-2802 Class ZG, 5.5% 5/15/34	592,911	645,655
Series 2004-2862 Class NE, 5% 9/15/24	1,006,461	1,044,022
Series 2145 Class MZ, 6.5% 4/15/29	173,006	190,722
Series 2357 Class ZB, 6.5% 9/15/31	110,774	123,426
Series 3745 Class KV, 4.5% 12/15/26	457,116	477,152
Series 3859 Class JZ, 5% 5/15/41	825,492	879,359
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	492,603	505,840
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.4478% 7/20/37 (b)(c)	75,732	76,251
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.4278% 1/20/38 (b)(c)	19,126	19,257
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.8078% 8/20/38 (b)(c)	159,448	162,378
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.8478% 9/20/38 (b)(c)	135,386	138,566
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.5338% 11/16/39 (b)(c)	76,609	77,357
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.4638% 12/16/39 (b)(c)	57,631	58,141
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 7/20/60 (b)(c)(d)	822,146	821,042
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.1831% 9/20/60 (b)(c)(d)	972,433	970,394
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.1831% 8/20/60 (b)(c)(d)	1,078,649	1,076,331
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2631% 12/20/60 (b)(c)(d)	332,936	332,981
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 12/20/60 (b)(c)(d)	540,128	541,768
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 2/20/61 (b)(c)(d)	1,072,529	1,075,186
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.3731% 2/20/61 (b)(c)(d)	1,285,440	1,288,365
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 4/20/61 (b)(c)(d)	426,167	427,460
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (b)(c)(d)	503,220	504,988
Class FC, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (b)(c)(d)	463,296	464,795
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4131% 6/20/61 (b)(c)(d)	581,322	583,404
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 10/20/61 (b)(c)(d)	606,472	609,837
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 11/20/61 (b)(c)(d)	536,027	540,592
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 1/20/62 (b)(c)(d)	381,547	384,629
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 1/20/62 (b)(c)(d)	548,019	551,604
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 3/20/62 (b)(c)(d)	338,494	340,463
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (b)(c)(d)	111,403	111,623
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1631% 5/20/63 (b)(c)(d)	516,608	516,718
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.0831% 4/20/63 (b)(c)(d)	637,103	636,900
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.2831% 12/20/62 (b)(c)(d)	696,826	697,422
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	363,791	368,524
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	324,460	320,132
Series 2013-H26 Class HA, 3.5% 9/20/63 (d)	2,826,878	2,844,210
Series 2014-H04 Class HA, 2.75% 2/20/64 (d)	2,150,543	2,137,689
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	414,646	409,617
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.3831% 9/20/62 (b)(c)(d)	1,365,743	1,369,104
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5331% 11/20/65 (b)(c)(d)	281,868	282,727
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	965,076	979,955
Series 2010-H17 Class XP, 5.296% 7/20/60 (b)(d)	916,687	933,146
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	690,007	700,710
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	86,006	6,354
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.0697% 4/20/39 (b)(h)	281,163	286,711
Class ST, 8.800% - 1 month U.S. LIBOR 6.203% 8/20/39 (b)(h)	828,844	853,979
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,255,768	1,249,903
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	3,126,331	3,114,575
Class JA, 2.5% 6/20/65 (d)	314,150	312,766
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	2,945,378	2,910,558
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.59% 5/20/66 (b)(c)(d)	1,947,592	1,955,819
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (b)(c)(d)	1,981,684	1,984,480
		43,075,193
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,411,956)		43,075,193

Commercial Mortgage Securities - 8.1%
Freddie Mac:
sequential payer:
Series 2018-K731 Class A2, 3.514% 2/25/25	1,640,000	1,682,132
Series K009 Class A2, 3.808% 8/25/20	3,660,000	3,733,816
Series K709 Class A2, 2.086% 3/25/19	1,480,000	1,472,970
Series K710 Class A2, 1.883% 5/25/19	2,392,618	2,378,330
Series K713 Class A2, 2.313% 3/25/20	448,403	445,369
Series K717 Class A2, 2.991% 9/25/21	2,878,000	2,880,787
Series 2018-K075 Class A1, 3.568% 10/25/27 (b)	1,938,698	1,979,693
Series K076 Class A2, 3.9% 4/25/28	1,900,000	1,981,824
Series K504 Class A2, 2.566% 9/25/20	227,000	226,397
Series K704 Class A2, 2.412% 8/25/18	271,947	271,479
Series K706 Class A2, 2.323% 10/25/18	5,316,526	5,306,827
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.2854% 2/25/20 (b)(c)	3,784,000	3,792,262
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $26,392,059)		26,151,886

Foreign Government and Government Agency Obligations - 4.9%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,082,584
5.5% 12/4/23	4,000	4,530
Ukraine Government 1.471% 9/29/21	2,891,000	2,778,702
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,234,476)		15,865,816
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.76% (i)
(Cost $4,696,205)	4,695,266	4,696,205

Purchased Swaptions - 0.4%(j)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option on an interest rate swap with Citibank to pay semi-annually a fixed rate of 3.034% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	5,900,000	$168,887
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	493,800
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	48,413

TOTAL PUT OPTIONS			711,100

Call Options - 0.2%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	221,438
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	22,381
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.034% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	5,900,000	204,481

TOTAL CALL OPTIONS			448,300

TOTAL PURCHASED SWAPTIONS
(Cost $1,160,228)			1,159,400
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $333,238,795)			327,781,699
NET OTHER ASSETS (LIABILITIES) - (2.1)%			(6,593,448)
NET ASSETS - 100%			$321,188,251

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	4,820,000	$(132,791)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	4,820,000	(162,916)
TOTAL WRITTEN SWAPTIONS			$(295,707)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	91	Sept. 2018	$19,313,328	$(33,288)	$(33,288)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	172	Sept. 2018	19,589,188	128,931	128,931
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2018	128,344	2,678	2,678
TOTAL FUTURES CONTRACTS					$98,321

The notional amount of futures purchased as a percentage of Net Assets is 12.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $28,739,786.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,880.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,908,561 or 0.6% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $27,766,667.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,540
Total	$25,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$207,230,084	$--	$207,230,084	$--
U.S. Government Agency - Mortgage Securities	18,451,068	--	18,451,068	--
Asset-Backed Securities	11,152,047	--	11,152,047	--
Collateralized Mortgage Obligations	43,075,193	--	43,075,193	--
Commercial Mortgage Securities	26,151,886	--	26,151,886	--
Foreign Government and Government Agency Obligations	15,865,816	--	15,865,816	--
Money Market Funds	4,696,205	4,696,205	--	--
Purchased Swaptions	1,159,400	--	1,159,400	--
Total Investments in Securities:	$327,781,699	$4,696,205	$323,085,494	$--
Derivative Instruments:
Assets
Futures Contracts	$131,609	$131,609	$--	$--
Total Assets	$131,609	$131,609	$--	$--
Liabilities
Futures Contracts	$(33,288)	$(33,288)	$--	$--
Written Swaptions	(295,707)	--	(295,707)	--
Total Liabilities	$(328,995)	$(33,288)	$(295,707)	$--
Total Derivative Instruments:	$(197,386)	$98,321	$(295,707)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$131,609	$(33,288)
Purchased Swaptions(b)	1,159,400	0
Written Swaptions(c)	0	(295,707)
Total Interest Rate Risk	1,291,009	(328,995)
Total Value of Derivatives	$1,291,009	$(328,995)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $328,542,590)	$323,085,494
Fidelity Central Funds (cost $4,696,205)	4,696,205
Total Investment in Securities (cost $333,238,795)		$327,781,699
Receivable for investments sold		336,494
Receivable for fund shares sold		91,020
Interest receivable		1,421,565
Distributions receivable from Fidelity Central Funds		1,462
Other receivables		961
Total assets		329,633,201
Liabilities
Payable for investments purchased
Regular delivery	$3,134,447
Delayed delivery	4,718,359
Payable for fund shares redeemed	161,914
Distributions payable	12,207
Accrued management fee	120,959
Payable for daily variation margin on futures contracts	1,357
Written options, at value (premium received $313,830)	295,707
Total liabilities		8,444,950
Net Assets		$321,188,251
Net Assets consist of:
Paid in capital		$329,974,212
Distributions in excess of net investment income		(317,589)
Accumulated undistributed net realized gain (loss) on investments		(3,127,720)
Net unrealized appreciation (depreciation) on investments		(5,340,652)
Net Assets, for 32,852,335 shares outstanding		$321,188,251
Net Asset Value, offering price and redemption price per share ($321,188,251 ÷ 32,852,335 shares)		$9.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Interest		$2,981,656
Income from Fidelity Central Funds		25,540
Total income		3,007,196
Expenses
Management fee	$749,820
Independent trustees' fees and expenses	2,164
Miscellaneous	499
Total expenses before reductions	752,483
Expense reductions	(37)
Total expenses after reductions		752,446
Net investment income (loss)		2,254,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,448,066)
Futures contracts	(258,913)
Total net realized gain (loss)		(1,706,979)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,267,423)
Futures contracts	112,555
Written options	18,123
Total change in net unrealized appreciation (depreciation)		(2,136,745)
Net gain (loss)		(3,843,724)
Net increase (decrease) in net assets resulting from operations		$(1,588,974)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,254,750	$4,119,552
Net realized gain (loss)	(1,706,979)	(1,502,328)
Change in net unrealized appreciation (depreciation)	(2,136,745)	(653,376)
Net increase (decrease) in net assets resulting from operations	(1,588,974)	1,963,848
Distributions to shareholders from net investment income	(2,174,522)	(4,285,392)
Distributions to shareholders from net realized gain	–	(1,333,910)
Total distributions	(2,174,522)	(5,619,302)
Share transactions
Proceeds from sales of shares	48,046,508	95,303,036
Reinvestment of distributions	2,096,807	5,424,759
Cost of shares redeemed	(82,081,064)	(143,013,744)
Net increase (decrease) in net assets resulting from share transactions	(31,937,749)	(42,285,949)
Total increase (decrease) in net assets	(35,701,245)	(45,941,403)
Net Assets
Beginning of period	356,889,496	402,830,899
End of period	$321,188,251	$356,889,496
Other Information
Distributions in excess of net investment income end of period	$(317,589)	$(397,817)
Shares
Sold	4,897,901	9,582,551
Issued in reinvestment of distributions	214,103	545,993
Redeemed	(8,370,107)	(14,382,958)
Net increase (decrease)	(3,258,103)	(4,254,414)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Government Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$9.98	$10.04	$10.09	$10.08	$10.17
Income from Investment Operations
Net investment income (loss)A	.066	.109	.086	.079	.065	.045
Net realized and unrealized gain (loss)	(.102)	(.061)	(.048)	(.026)	.043	(.038)
Total from investment operations	(.036)	.048	.038	.053	.108	.007
Distributions from net investment income	(.064)	(.114)	(.089)	(.069)	(.062)	(.042)
Distributions from net realized gain	–	(.034)	(.009)	(.034)	(.036)	(.055)
Total distributions	(.064)	(.148)	(.098)	(.103)	(.098)	(.097)
Net asset value, end of period	$9.78	$9.88	$9.98	$10.04	$10.09	$10.08
Total ReturnB,C	(.37)%	.48%	.37%	.53%	1.08%	.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.35%F	1.10%	.86%	.78%	.65%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$321,188	$356,889	$402,831	$388,530	$365,567	$389,199
Portfolio turnover rateG	147%F	114%	118%	102%	107%	89%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$629,028
Gross unrealized depreciation	(5,920,224)
Net unrealized appreciation (depreciation)	$(5,291,196)
Tax cost	$333,189,339

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,178,614)
Long-term	(244,431)
Total capital loss carryforward	$(1,423,045)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(258,913)	$112,555
Purchased Options	(28,000)	5,545
Written Options	–	18,123
Totals	$(286,913)	$136,223

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $13,433,796 and $1,510,530, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $499 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $6,760.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $37.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.45%	$1,000.00	$996.30	$2.24
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

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1.968338.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018